PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation	$ 13,374	$ 4,317	$ 33,386	$ 6,173
Payments to Acquire Property, Plant, and Equipment	$ 0	10,893	$ 10,893	41,167
Property, Plant and Equipment, Estimated Useful Lives	3 years		3 years
Property, Plant and Equipment, Gross	$ 182,398		$ 162,644	66,645
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	68,011		54,637	31,651
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	19,754	$ 0	95,506	0
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	115,260		95,506	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 25,173		$ 16,117	$ 0